LEASES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2017	Oct. 31, 2016	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Operating lease description		the Company entered into a long-term lease contract for approximately $2.2 million over 7 years commencing May 2017 for a new facility in Modi’in, Israel with the option to extend for an additional two periods of three years each
Operating lease liability		$ 2,200		$ 564
Operating lease term		7 years		3 years
Decrease in operating lease assets				$ 3,500
Decrease in operating lease liabilities				3,500
Security deposit		$ 400
Operating lease assets				541	$ 2,008
Finance lease description	the Company entered into a long-term lease contract for approximately $1.1 million over 3 years commencing April 2018 for a laboratory water purification system used in our manufacturing process
Lont-term lease contract	$ 1,100
Finance lease term	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Operating lease liability				70
Operating lease assets				$ 70